Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.        Transactions with Related Parties

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2022, 2021 and 2020:

4.        Transactions with Related Parties (continued)

In August 2006, Globus entered into a rental agreement for 350 square meters of office space for its operations within a building owned by Cyberonica S.A. (an affiliate of Globus’s chairman). In 2016 the Company renewed the rental agreement at a monthly rate of Euro 10,360 (absolute amount) ($11.9) with a lease period ending January 2, 2025. On August 5, 2021, the Company entered into a new rental agreement for 902 square meters of office space for its operations within a building leased by Cyberonica S.A. (an affiliate of Globus’s chairman) at a monthly rate of Euro 26,000 (absolute amount) with a lease period ending August 4, 2024. The previous rental agreement was terminated. Under IFRS 16 the new contract comprised of two parts, a modification of the old lease and a new lease for the extra space of 552 square meters, compared to the 350 square meters included in the previous rental agreement. The modification of the previous rental agreement resulted in $39 credit adjustment classified in the income statement component of the consolidated statement of comprehensive income/(loss) under interest and finance costs. In June 2022, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for the same office space, at the same rate of Euro 26,000 (absolute amount) and with the same lease period ending of August 4, 2024. The previous rental agreement with Cyberonica was terminated resulting in a gain of $40 classified in the income statement component of the consolidated statement of comprehensive income/(loss) under interest and finance costs. The Company does not presently own any real estate. During the years ended December 31, 2022, 2021 and 2020, the rent charged amounted to $341, $242 and $141, respectively.

The depreciation charge for right-of-use asset for the years ended December 31, 2022, 2021 and 2020, was $327, $206 and $112, respectively, and was recognized in the income statement component of the consolidated statement of comprehensive income/(loss) under depreciation. The interest expense on lease liabilities for the years ended December 31, 2022, 2021 and 2020, was $54, $52 and $44, respectively, and recognized under interest expense and finance costs, respectively in the income statement component of the consolidated statement of comprehensive income/(loss). The total cash outflows for leases for the years ended December 31, 2022, 2021 and 2020, were approximately $341, $314 and $229, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

As at December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer. On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO at an annual fee of Euro 200,000 (absolute amount). On December 3, 2020, the Company agreed to increase the consultancy fees of Goldenmare Limited, from Euro 200,000 to Euro 400,000 (absolute amount) per annum and additionally pay a one-time cash bonus of $1,500 to the CEO pursuant to his consultancy agreement, which has been paid. Specifically, in February 2021, the Company paid to the CEO of Goldenmare Limited (Mr. Athanasios Feidakis) the amount of $1,000 and in September 2021 the remaining amount of $500. In addition, in December 2021, the Company agreed to pay a one-time cash bonus of $1,500 to Goldenmare Limited pursuant to the consultancy agreement, half of which was to be paid immediately and the other half during 2022, if at the time of the payment Mr. Athanasios Feidakis remains CEO and the consultant has not terminated its consultancy agreement. At the time of the filing of these Consolidated Financial Statements, the bonus approved in 2021 has not been paid. The related expense for the years ended December 31, 2022, 2021 and 2020, amounted to $1,172, $1,216 and $1,772, respectively.

On June 12, 2020, the Company entered into a stock purchase agreement and issued 50 newly designated Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, an affiliated company of its CEO, Athanasios Feidakis, in return for $150, which amount was settled by reducing, on a dollar-for-dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement. On July 27, 2020, the Company issued an additional 250 of its Series B preferred shares to Goldenmare Limited in return for $150. The $150 was settled by reducing, on a dollar-for-dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement. The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Company’s Board of Directors, which received fairness opinions from an independent financial advisor.

On March 2, 2021, the Company entered into a stock purchase agreement and issued 10,000 Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited in return for $130, which amount was settled by reducing, on a dollar-for-dollar basis, the amount payable as executive compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement. The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Company’s Board of Directors.

As at December 31, 2022, and 2021, Goldenmare Limited owned 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

4.        Transactions with Related Parties (continued)

As at December 31, 2022 and 2021, Mr. George Feidakis beneficially owned 3.7% of Globus’ shares. Mr. George Feidakis (father of Mr. Athanasios Feidakis) is also the chairman of the Board of Directors of Globus.

In November 2018, Globus entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (“Firment Shipping Credit Facility”). The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date at October 31, 2021, as amended. The Company had the right to draw-down any amount up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount could be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 7% per annum and no commitment fee was charged on the amounts remaining available and undrawn. Interest was payable the last day of a period of three months after the Draw-down Date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest was charged. Globus also had the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price should equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two Hundred Eighty US Dollars ($280.00) (absolute amount).

For the year ended December 31, 2020, the Company recognized Firment Shipping Credit Facility as hybrid financial instrument, which included an embedded derivative related to the conversion option (see Note 11) and recognized a loss on this derivative financial instrument amounting to $189, which was classified under “gain/(loss) on derivative financial instruments” in the income statements component of the consolidated statement of comprehensive income/(loss).

On May 8, 2020 the Company entered into an Amended and Restated Agreement with Firment Shipping Inc. and converted the existing Revolving Credit Facility to a Term Credit Facility, increased the available undrawn amount to $14.2 million (absolute amount) and extended the maturity date to October 31, 2021.

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863. Furthermore, the Company recognized a gain on this derivative financial instrument amounting to $220, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss). The facility with Firment Shipping Inc. expired on October 31, 2021.

For the year ended December 31, 2020, Globus recognized interest expense of $26, which was classified in the income statement component of the consolidated statements of comprehensive income/(loss) under interest expense and finance costs.

On July 15, 2021 Globus entered into a consultancy agreement with Eolos Shipmanagement S.A. for the purpose of providing consultancy services to Eolos Shipmanagement S.A. For these services the Company receives a daily fee of $1,000 (absolute amount). The chairman of the board of Globus is the majority shareholder of Eolos Shipmanagement.

On February 14, 2022 the Company changed the compensation of the non-executive directors. In the aggregate, the annual service fee for each of the directors (based on their current roles and committee seats) has been set at $80, payable in cash based on the annual service fees, committee fees, and other similar fees.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analyzed as follows:

	For the year ended December 31,
	2022	2021	2020
Directors’ remuneration	240	145	143
Share-based payments (Note 12)	—	40	40
Total	240	185	183

As at December 31, 2022, and 2021, $60 and $105 of the compensation to non-executive directors was remaining due and unpaid, respectively. Amounts payable to non-executive directors are classified as trade accounts payable and other in the consolidated statements of financial position.

4.        Transactions with Related Parties (continued)

Compensation to the Company’s executive director is analyzed as follows:

	For the year ended December 31,
	2022	2021	2020
Short-term employee benefits	1,172	1,216	1,772
Total	1,172	1,216	1,772

As at December 31, 2022, and 2021, $2,088 and $985 of the compensation to the executive director was remaining due and unpaid, respectively.